Shareholder Report, Average Annual Return (Details) WE0000000002531A_Dimensional US Large Cap Vector ETF_Single_TSR Annual {Single}	12 Months Ended	24 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Dimensional US Large Cap Vector ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dimensional US Large Cap Vector ETF – NAV
Average Annual Return, Percent	14.22%	21.99%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	21.14%	28.73%